FINANCE INCOME AND EXPENSES - Interest earned and other finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	$ 11,111	$ 9,219
Accretion income on deferred consideration	799	2,542
Total interest earned and other finance income	$ 11,910	$ 11,761